Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. Our compensation committee did not consider the pay versus performance disclosure below in making its pay decisions for our principal executive officer (“PEO”) or our non-PEO named executive officers (“Non-PEO NEOs”). For information on our executive compensation and how the Compensation Committee aligns executive compensation with our performance, refer to the above section titled “Narrative Disclosure to Summary Compensation Table”.

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment based on: TSR ($)(3)	Net Loss (Millions) ($)
2025	2,819,017	4,807,299	1,402,950	2,228,461	240.43	(242)
2024	1,520,085	1,929,657	927,260	1,112,643	152.66	(64)

___________

(1)
Craig Parker was our PEO for each year presented. The individuals comprising our Non-PEO NEOs for each year are listed below.

2025	2024
Charles Williams	Charles Williams
Yang Li, Ph.D.	Yang Li, Ph.D.

(2)
Compensation Actually Paid is calculated in accordance with Item 402(v) of Regulation S-K and reflects the exclusions and inclusions of certain amounts for our PEO and Non-PEO NEOs as set forth below. The Compensation Actually Paid amounts do not represent compensation actually earned, realized, or received by the Company’s named executive officers. Equity values are calculated in accordance with the Financial Accounting Standards Board Accounting Standards Codification Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table above.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2025	2,819,017	(1,842,517)	3,830,799	4,807,299
2024	1,520,085	(627,710)	1,037,282	1,929,657

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,402,950	(737,007)	1,562,518	2,228,461
2024	927,260	(313,515)	498,898	1,112,643

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During the Year for Unvested Equity Awards as of the End of the Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year for Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During the Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During the Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2025	3,224,881	396,623	301,993	(92,698)	3,830,799
2024	819,712	72,376	134,363	10,831	1,037,282

Year	Average Year-End Fair Value of Equity Awards Granted During the Year for Unvested Equity Awards as of the End of the Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year for Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During the Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During the Year for Non-PEO NEOs ($)	Total - Inclusion of Average Equity Values for Non-PEO NEOs ($)
2025	1,289,966	183,945	120,791	(32,184)	1,562,518
2024	424,951	19,949	50,526	3,472	498,898

(3)
The total stockholder return (“TSR”) assumes $100 was invested in the Company for the period starting December 31, 2023 through the end of the listed year. Historical stock performance is not necessarily indicative of future stock performance.

Named Executive Officers, Footnote
(1)
Craig Parker was our PEO for each year presented. The individuals comprising our Non-PEO NEOs for each year are listed below.

2025	2024
Charles Williams	Charles Williams
Yang Li, Ph.D.	Yang Li, Ph.D.

Peer Group Issuers, Footnote
(3)
The total stockholder return (“TSR”) assumes $100 was invested in the Company for the period starting December 31, 2023 through the end of the listed year. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 2,819,017	$ 1,520,085
PEO Actually Paid Compensation Amount	$ 4,807,299	1,929,657
Adjustment To PEO Compensation, Footnote
(2)
Compensation Actually Paid is calculated in accordance with Item 402(v) of Regulation S-K and reflects the exclusions and inclusions of certain amounts for our PEO and Non-PEO NEOs as set forth below. The Compensation Actually Paid amounts do not represent compensation actually earned, realized, or received by the Company’s named executive officers. Equity values are calculated in accordance with the Financial Accounting Standards Board Accounting Standards Codification Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table above.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2025	2,819,017	(1,842,517)	3,830,799	4,807,299
2024	1,520,085	(627,710)	1,037,282	1,929,657

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,402,950	(737,007)	1,562,518	2,228,461
2024	927,260	(313,515)	498,898	1,112,643

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During the Year for Unvested Equity Awards as of the End of the Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year for Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During the Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During the Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2025	3,224,881	396,623	301,993	(92,698)	3,830,799
2024	819,712	72,376	134,363	10,831	1,037,282

Year	Average Year-End Fair Value of Equity Awards Granted During the Year for Unvested Equity Awards as of the End of the Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year for Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During the Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During the Year for Non-PEO NEOs ($)	Total - Inclusion of Average Equity Values for Non-PEO NEOs ($)
2025	1,289,966	183,945	120,791	(32,184)	1,562,518
2024	424,951	19,949	50,526	3,472	498,898

Non-PEO NEO Average Total Compensation Amount	$ 1,402,950	927,260
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,228,461	1,112,643
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation Actually Paid is calculated in accordance with Item 402(v) of Regulation S-K and reflects the exclusions and inclusions of certain amounts for our PEO and Non-PEO NEOs as set forth below. The Compensation Actually Paid amounts do not represent compensation actually earned, realized, or received by the Company’s named executive officers. Equity values are calculated in accordance with the Financial Accounting Standards Board Accounting Standards Codification Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table above.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2025	2,819,017	(1,842,517)	3,830,799	4,807,299
2024	1,520,085	(627,710)	1,037,282	1,929,657

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,402,950	(737,007)	1,562,518	2,228,461
2024	927,260	(313,515)	498,898	1,112,643

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During the Year for Unvested Equity Awards as of the End of the Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year for Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During the Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During the Year for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2025	3,224,881	396,623	301,993	(92,698)	3,830,799
2024	819,712	72,376	134,363	10,831	1,037,282

Year	Average Year-End Fair Value of Equity Awards Granted During the Year for Unvested Equity Awards as of the End of the Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year for Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During the Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During the Year for Non-PEO NEOs ($)	Total - Inclusion of Average Equity Values for Non-PEO NEOs ($)
2025	1,289,966	183,945	120,791	(32,184)	1,562,518
2024	424,951	19,949	50,526	3,472	498,898

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between PEO and Non-PEO NEOs Compensation Actually Paid and Company TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our cumulative TSR over the two most recently completed years.

Compensation Actually Paid vs. Net Income

Relationship Between PEO and Non-PEO NEOs Compensation Actually Paid and Net Loss

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO NEOs, and our net loss during the two most recently completed years.

Total Shareholder Return Amount	$ 240.43	152.66
Net Income (Loss)	$ (242,000,000)	$ (64,000,000)
PEO Name	Craig Parker	Craig Parker
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,842,517)	$ (627,710)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,830,799	1,037,282
PEO | Craig Parker | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,830,799	1,037,282
PEO | Craig Parker | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,224,881	819,712
PEO | Craig Parker | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	396,623	72,376
PEO | Craig Parker | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	301,993	134,363
PEO | Craig Parker | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(92,698)	10,831
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(737,007)	(313,515)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,562,518	498,898
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,289,966	424,951
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	183,945	19,949
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	120,791	50,526
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (32,184)	$ 3,472